Prepayments and deposits (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 2.8	$ 2.9
Prepaid transaction costs	1.7	0.6
Prepaid construction charges	4.0	1.4
Prepaid equipment deposits	65.8	86.1
Prepaid insurance	4.5	6.0
Other prepaids	3.5	2.4
Total prepaids and deposits	82.3	99.4
Other assets	(4.1)	(4.2)
Prepayment and deposits	$ 78.2	$ 95.2